SECURITIES CLASS ACTION LAWSUITS	6 Months Ended
Jun. 30, 2012
SECURITIES CLASS ACTION LAWSUITS
SECURITIES CLASS ACTION LAWSUITS

16.   SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company and certain current and former officers who also are, or were, directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. On February 6, 2012, the court entered an order consolidating the actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointed a lead plaintiff (not one of the plaintiffs who filed the original complaints). On April 6, 2012, the lead plaintiff served its Consolidated Complaint (the "Complaint"). The Complaint names the Company, its current chief executive officer and its former president and chief operating officer as defendants and purports to be brought on behalf of all persons and entities who purchased or otherwise acquired the Company's publicly traded securities in the United States or on a U.S. exchange during the period July 28, 2010 through October 19, 2011 (the "Class Period"). The Complaint alleges, among other things, that defendants violated U.S. securities laws by misrepresenting the Company's gold reserves and the status, ability to operate and projected production of its Goldex mine. The Complaint seeks, among other things, (i) a determination that the action is a proper class action and (ii) an award of unspecified damages, attorneys' fees and expenses. On June 6, 2012, the Company and the other defendants filed a motion, pursuant to the Private Securities Litigation Reform Act and Rules 9(b) and 12(b)(6) of the Federal Rules of Civil Procedure, to dismiss the Consolidated Complaint, for failure to state a claim upon which relief could be granted. The plaintiff has not yet responded to the motion.

  On March 8, 2012 and April 10, 2012 a Notice of Action and Statement of Claim under the laws of the Province of Ontario (collectively, the "Ontario Claim") were issued by William Leslie AFA Livforsakringsaktiebolag and certain other entities against the Company and certain current and former officers, two of whom also are, or were, directors. The Ontario Claim, which has now been served, alleges that the Company's public disclosure concerning water flow issues at its Goldex mine was misleading. The Ontario Claim was issued by the plaintiffs on behalf of all persons and entities who acquired securities of the Company during the period March 26, 2010 to October 19, 2011. The plaintiffs seek, among other things, damages of $250.0 million and to certify the Ontario Claim as a class action. The Company intends to vigorously defend the Ontario Claim.

  On March 28, 2012, a Motion for Leave to Institute a Class Action and for the Appointment of a Representative Plaintiff under the laws of the Province of Quebec was issued against the Company and certain current and former officers, two of whom also are, or were, directors in the Quebec Superior Court (the "Quebec Action"). The Quebec Action, which has now been served, is on behalf of all persons and entities who acquired securities of the Company between March 26, 2010 and October 19, 2011. The plaintiffs in the Quebec Action seek damages arising as a result of allegedly misleading disclosure by the Company concerning its operations at the Goldex mine. The Company intends to vigorously defend the action.